Property and Equipment (Details Textual) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Depreciation, Total	$ 135	$ 82	$ 370	$ 311
Impairment of Long-Lived Assets Held-for-use			$ 545